Net interest income (Tables)	12 Months Ended
Dec. 31, 2017
Consolidated and separate financial statements [line items]
Net interest income
	2017	2016	2015
	£m	£m	£m
Cash and balances with central banks	583	186	157
Financial investments	754	740	698
Loans and advances to banks	286	600	487
Loans and advances to customers	11,783	12,958	12,512
Other	225	57	99
Interest income	13,631	14,541	13,953
Deposits from banks	(370)	(265)	(128)
Customer accounts	(1,123)	(1,514)	(1,406)
Debt securities in issue	(915)	(990)	(553)
Subordinated liabilities	(1,223)	(1,104)	(1,015)
Other	(155)	(131)	(243)
Interest expense	(3,786)	(4,004)	(3,345)
Net interest income	9,845	10,537	10,608

Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Net interest income
a Net interest income

	2017	2016	2015
	£m	£m	£m
Cash and balances with central banks	583	186	157
Financial investments	754	740	698
Loans and advances to banks	286	483	481
Loans and advances to customers	11,783	12,957	12,512
Other	225	57	99
Interest income	13,631	14,423	13,947
Deposits from banks	(370)	(204)	(123)
Customer accounts	(1,123)	(1,808)	(1,510)
Debt securities in issue	(898)	(690)	(422)
Subordinated liabilities	(1,225)	(988)	(978)
Other	(267)	724	449
Interest expense	(3,883)	(2,966)	(2,584)
Net interest income	9,748	11,457	11,363